Aug. 04, 2021
Hartford Schroders ESG US Equity ETF
Hartford Schroders ESG US Equity ETF Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Example.
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The example assumes that:•You invest $10,000•Your investment has a 5% return each year•The Fund’s operating expenses remain the sameYour actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.
PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equities and equity-related securities of U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of companies organized in, located in or whose principal place of business is in the United States and at least 80% of its assets in investments that meet environmental, social and/or governance criteria (“ESG”) as identified by the Fund’s sub-advisers, Schroder Investment Management North America Inc. (“SIMNA”) and Schroder Investment Management North America Limited (“SIMNA Ltd.,” together with SIMNA, the “Sub-Advisers”). The Fund will also select investments that provide exposure to factors such as, but not limited to Value, Profitability, Momentum, and Low Volatility. The Fund will seek to achieve a better ESG profile compared to its benchmark, the Russell 1000 Index, by incorporating ESG factors into the stock selection process. The Fund does not generally invest in companies that are significantly involved in certain industries or product lines, including but not limited to, tobacco, weapons, tar sands, thermal coal and gambling. In determining whether a company is significantly involved in the industries or product lines listed above, the Sub-Advisers typically use revenue thresholds for certain industries or product lines (e.g., companies that derive equal or more than 10% of revenues from thermal coal power generation) and categorical exclusions for other industries or product lines (e.g., controversial weapons). These exclusionary criteria may be updated periodically by the Sub-Advisers to, among other things, add or remove certain industries or product lines from the screening process, revise the revenue thresholds and categorical exclusions applicable to such activities, or change particular industries or product lines from a categorical exclusion to a revenue threshold, or vice versa. The Fund may invest in securities of companies of any market capitalization although the Fund expects to focus its investments on large cap securities.Companies will be assessed simultaneously on ESG, Value, Profitability, Momentum and Low Volatility factors using a systematic and disciplined investment approach. The Sub-Advisers’ ESG criteria are designed to ensure that the portfolio’s overall ESG profile is higher than that of the Fund’s benchmark. The Fund’s overall carbon intensity is expected to be at least 50% lower than that of the Fund’s benchmark, as determined by the Sub-Advisers.For purposes of determining which investments meet the Sub-Advisers’ ESG criteria, each company considered for inclusion will be assessed and monitored using a quantitative framework that includes environmental, social and governance measures. The Sub-Advisers will use their internally developed ESG scores to identify companies that, in their view, demonstrate sound or improving ESG practices. This includes companies that have an attractive ESG score based on the Sub-Advisers’ proprietary rating system and/or companies that the Sub-Advisers engage with to improve ESG practices. The Sub-Advisers’ ESG scores evaluate the impact and risk around issues such as climate change, environmental performance, labor standards or corporate governance, which are considered in the assessment of investments. This assessment is supported by both quantitative analysis from the Sub-Advisers’ proprietary ESG tools and qualitative analysis from the Sub-Advisers’ analysts, which award an ESG score to each company. Environmental and social measures include, but are not limited to, the strength of environmental practices, climate change impact, responsible employment practices, and sensitivity towards the communities in which the companies operate. Governance measures include signals that seek to quantify the extent to which management teams act in the best interest of the principals or shareholders of the firm. Companies are considered to be good ‘Value’ investments if they appear cheap based on selected fundamental measures. In assessing ‘Profitability’, the Sub-Advisers favor companies that they believe are in good financial health and generate strong earnings. Companies that exhibit good ‘Momentum’ are those that have experienced favorable recent performance relative to peers. Finally, companies are considered to be good ‘Low Volatility’ investments if they appear to exhibit lower idiosyncratic volatility than average.The Sub-Advisers use portfolio optimization techniques to build what they believe to be the optimal portfolio for the Fund, taking into consideration anticipated transaction costs, liquidity and additional criteria to ensure that the Fund’s portfolio is broadly diversified across factors, stocks and sectors. Because the objective of the optimization is to maximize exposure to stocks with the highest overall factor scores, subject to the considerations highlighted above, a low score in a particular factor will not necessarily result in exclusion from the Fund’s portfolio but rather will contribute to the overall evaluation of that company. The Sub-Advisers will regularly conduct a review of the Fund’s portfolio and rerun the optimization process to refresh the scores calculated for every stock in the investment universe and adjust portfolio weights as appropriate. The Fund will generally sell investments that have worse scores than at the prior portfolio review and buy stocks with improving scores.
PRINCIPAL RISKS.
The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters please see “Additional Information Regarding Investment Strategies and Risks” in the Fund’s statutory prospectus.Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.ESG Investing Risk – The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. Because the Sub-Advisers evaluate ESG metrics when selecting securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. In addition, there is a risk that the securities identified by the Sub-Advisers to fit within their ESG criteria do not operate as anticipated. Although the Sub-Advisers seek to identify companies that fit within their ESG criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. The Sub-Advisers’ exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well.Large Cap Securities Risk – Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.Market Price Risk – The net asset value (“NAV”) of the Fund’s shares and the value of your investment may fluctuate. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV and changes in the intraday value of the Fund’s holdings, as well as the relative supply of and demand for the shares on the Fund’s listing exchange. Although it is expected that the Fund’s shares will remain listed on the exchange, disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV or the intraday value of the Fund’s holdings. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. Neither the Investment Manager nor the Fund’s sub-adviser can predict whether the Fund’s shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike many ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or to what extent the Fund’s shares will trade at premiums or discounts to NAV or to the intraday value of the Fund’s holdings.Cash Transactions Risk – The Fund, unlike certain other ETFs, may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Because the Fund may effect redemptions for cash rather than in-kind, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.Active Investment Management Risk – The risk that, if the Sub-Advisers’ investment strategy does not perform as expected, the Fund could underperform its peers or lose money.Authorized Participant Concentration Risk – Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.Valuation Risk – The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” in the Fund’s statutory prospectus.
PAST PERFORMANCE.
Because the Fund has not yet commenced operations, no performance history has been provided. Performance information will be available at hartfordfunds.com. Keep in mind that past performance does not indicate future results.